Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of Recognized Share-based Payment Expenses

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2020	2019	2018
Employee 2013 EIP	220	1,006	2,242
Employee 2017 EIP	6,286	10,878	6,910
Total share-based compensation	6,506	11,884	9,152

Schedule of Shares Issued Under 2013 EIP

The Group has no present obligation to repurchase or settle the shares in cash.

	2020	2019	2018
Number of shares issued under the 2013 EIP	168,641	261,984	347,509
Expense arising from the 2013 EIP (in USD ’000)	220	1,006	2,242

Movements in Number of Stock-options Outstanding Under 2017 EIP

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2020		2019
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	10.51	4,626,385	11.39	3,028,275
Granted	2.93	4,543,952	8.89	1,683,303
Forfeited/Expired	7.62	(2,134,949)	10.94	(58,773)
Exercised	—	—	7.32	(26,420)
At December 31,	6.49	7,035,388	10.51	4,626,385

Range of Exercise Prices and Expiry Dates Outstanding Stock-options

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2019 was USD 11.64. No exercise of options occurred during the year ended December 31, 2020.

The outstanding stock-options have the following range of exercise prices and remaining contractual life:

	As at December 31,
Range of exercise prices	2020	2019
USD 15.00 to USD 17.99	361,500	361,500
USD 12.00 to USD 14.99	1,050,143	1,276,240
USD 9.00 to USD 11.99	1,331,981	1,458,595
USD 6.00 to USD 8.99	161,979	1,530,050
USD 1.50 to USD 5.99	4,129,785	—
Total outstanding options	7,035,388	4,626,385
out of which are exercisable	2,083,159	1,312,557
Weighted-average remaining contractual life (in years)	8.6	8.8

Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted

The weighted average fair value of the stock-options granted during the years ended December 31, 2020 and 2019, determined using a Black-Scholes model was USD 2.31 and USD 6.45, respectively. The significant inputs to the model were:

	2020	2019
Weighted average share price at grant date	USD 2.93	USD 8.89
Weighted average exercise price	USD 2.93	USD 8.89
Weighted average 10-year volatility	77%	65%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	1.28%	1.88%